SCHEDULE OF BANK LOANS (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Principal amount					$ 1,078,941
Amount	$ 852,004	$ 950,614	$ 6,645,627	$ 7,414,788
Hong Kong Prime Rate [Member]
Short-Term Debt [Line Items]
Interest rate					2.50%
Standard Chartered Bank (Hong Kong) Limited [Member]
Short-Term Debt [Line Items]
Principal amount			4,574,286	4,574,286
Amount	$ 457,017	$ 510,814	$ 3,564,728	$ 3,984,348
Issuance date	Sep. 08, 2022	Sep. 08, 2022
Expiration date	Sep. 08, 2033	Sep. 08, 2033
Standard Chartered Bank (Hong Kong) Limited [Member] | Hong Kong Prime Rate [Member]
Short-Term Debt [Line Items]
Interest rate	2.50%	2.50%	2.50%	2.50%
Standard Chartered Bank (Hong Kong) Limited [Member]
Short-Term Debt [Line Items]
Principal amount			$ 3,841,452	$ 3,841,452
Amount	$ 394,987	$ 439,800	$ 3,080,899	$ 3,430,440
Issuance date	Dec. 06, 2022	Dec. 06, 2022
Expiration date	Dec. 06, 2033	Dec. 06, 2033
Standard Chartered Bank (Hong Kong) Limited [Member] | Hong Kong Prime Rate [Member]
Short-Term Debt [Line Items]
Interest rate	2.50%	2.50%	2.50%	2.50%